Recurring Fair Value Measurements (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
B. Riley Principal 150 Merger Corp.[Member]
Recurring Fair Value Measurements [Line Items]
Change in decrease in fair value	$ (100,533)